Leases (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Aggregate rentals over the lease term including lease renewal options
Gross rent expense	$ 46,710	$ 39,394	$ 35,005
Sublease rent revenue	(141)	(132)	(81)
Net rent expense	$ 46,569	$ 39,262	$ 34,924